SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS (Policies)	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS
Accounting principles

The Group's entities maintain accounting books and records in local currencies of their domicile in accordance with the requirements of respective accounting and tax legislation. The accompanying consolidated financial statements have been prepared in order to present MTS financial position and its results of operations and cash flows in accordance with accounting principles generally accepted in the United States ("U.S. GAAP") and are expressed in terms of U.S. Dollars.

        The accompanying consolidated financial statements differ from the financial statements used for statutory purposes in that they reflect certain adjustments, not recorded on the entities' books, which are appropriate to present the financial position, results of operations and cash flows in accordance with U.S. GAAP. The principal adjustments are related to revenue recognition, foreign currency translation, deferred taxation, consolidation, acquisition accounting, depreciation and valuation of property, plant and equipment, intangible assets and investments.

Basis of consolidation

Wholly-owned and majority-owned subsidiaries where the Group has operating and financial control are consolidated. All intercompany accounts and transactions are eliminated upon consolidation. Those ventures where the Group exercises significant influence but does not have operating and financial control are accounted for using the equity method. Investments in which the Group does not have the ability to exercise significant influence over operating and financial policies are accounted for under the cost method and included in other investments in the consolidated statements of financial position. The Group's share in the net income of unconsolidated associates is included in other income in the accompanying consolidated statements of operations and disclosed in Note 13. Results of operations of subsidiaries acquired are included in the consolidated statements of operations from the date of their acquisition.

        For entities where (1) the total equity investment at risk is sufficient to enable the entity to finance its activities without additional support and (2) the equity holders bear the economic residual risks and returns of the entity and have the power to direct the activities of the entity that most significantly affect its economic performance, the Group consolidates those entities it controls either through a majority voting interest or otherwise. For entities that do not meet these criteria, commonly known as variable interest entities ("VIEs"), the Group consolidates those entities where the Group has the power to make the decisions that most significantly affect the economic performance of the VIE and has the obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE.

        As of December 31, 2011 and 2010, the Company had investments in the following significant legal entities:

		December 31,
	Accounting method
		2011	2010
Barash Communications Technologies, Inc. ("BCTI")	Consolidated	100.0%	100.0%
Comstar-Regions	Consolidated	100.0%	73.3%
MTS Bermuda(1)	Consolidated	100.0%	100.0%
MTS Finance(2)	Consolidated	100.0%	100.0%
MTS Ukraine(3)	Consolidated	100.0%	100.0%
Multiregion(4)	Consolidated	—	100.0%
RTC	Consolidated	100.0%	100.0%
Sibintertelecom	Consolidated	100.0%	100.0%
TVT	Consolidated	100.0%	—
Infocentr	Consolidated	100.0%	—
Inteleca Group	Consolidated	100.0%	—
Altair	Consolidated	100.0%	—
Sistema Telecom	Consolidated	100.0%	100.0%
TS-Retail	Consolidated	100.0%	96.0%
Uzdunrobita	Consolidated	100.0%	100.0%
Metro-Telecom	Consolidated	95.0%	95.0%
Moscow City Telephone Network ("MGTS")	Consolidated	94.1%	51.3%
K-Telecom	Consolidated	80.0%	80.0%
MTS International Funding Limited ("MTS International")	Consolidated	VIE	VIE
Comstar-UTS(5)	Consolidated	—	73.3%
Dagtelecom(5)	Consolidated	—	100.0%
Evrotel(5)	Consolidated	—	100.0%
Intellect Telecom	Equity	47.0%	22.5%
MTS Belarus	Equity	49.0%	49.0%
(1)
A wholly-owned subsidiary established to repurchase the Company's ADSs.

(2)
Represents beneficial ownership.

(3)
Legal entity Ukrainian Mobile Communications was renamed to MTS Ukraine in 2010.

(4)
Merged with Comstar-Regions on December 6, 2011.

(5)
Merged with MTS OJSC on April 1, 2011.

        The Group consolidates MTS International, a private company organized and existing as a private limited company under the laws of Ireland, which qualified as a variable interest entity under Financial Accounting Standards Board Accounting Standards Codification ("ASC") 810, Consolidation. The Group is the primary beneficiary of MTS International. MTS International was established for the purpose of raising capital through the issuance of debt securities on the Irish Stock Exchange followed by transferring the proceeds through a loan facility to the Group. In 2010, MTS International issued $750.0 million 8.625% notes due in 2020 (Note 16). Total liabilities of the consolidated variable interest entity amounted to $751.6 million as of December 31, 2011 and 2010.

Functional currency translation methodology

As of December 31, 2011, the functional currencies of Group entities were as follows:

  •
  For entities incorporated in the Russian Federation, MTS Bermuda, MTS Finance and MTS International—the Russian ruble ("RUB");

  •
  For MTS Ukraine—the Ukrainian hryvnia;

  •
  For the Turkmen branch of BCTI—the Turkmenian manat;

  •
  For K-Telecom—the Armenian dram;

  •
  For MTS Belarus—the Belarusian ruble / U.S. Dollar ("USD");

  •
  For Uzdunrobita and other entities—the U.S. Dollar.

        Until October 1, 2011, the functional currency for MTS Belarus, the Group's equity investee, was the local country currency. However, the three-year cumulative inflation rate for Belarus exceeded 100 percent as of September 30, 2011, thereby meeting the quantitative requirement under U.S. GAAP for its economy to be considered highly inflationary. The Group reevaluated the functional currency criteria under ASC 830 Foreign Currency Matters, and determined that, starting October 1, 2011, the functional currency of MTS Belarus was the U.S. Dollar. The impact of the change in functional currency of MTS Belarus on the Group's consolidated financial statements was an increase in the carrying value of investments and advances in associates by $88.8 million as of October 1, 2011.

        The Group's reporting currency is U.S. Dollars. Remeasurement of the financial statements into functional currencies, where applicable, and translation of financial statements into U.S. Dollars has been performed as follows:

        For entities whose records are not maintained in their functional currencies, monetary assets and liabilities have been remeasured at the period-end exchange rates. Non-monetary assets and liabilities have been remeasured at historical rates. Revenues, expenses and cash flows have been remeasured at average rates. Remeasurement differences resulting from the use of these rates have been accounted for as currency exchange and transaction gains and losses in the accompanying consolidated statements of operations.

        For entities whose records are maintained in their functional currency, which is other than the reporting currency, all year-end assets and liabilities have been translated into U.S. Dollars at the period-end exchange rate. Revenues and expenses have been translated at the average exchange rate for the period. Translation differences resulting from the use of these rates are reported as a component of other comprehensive income.

Management estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

        Significant estimates include the allowance for doubtful accounts and inventory obsolescence, valuation allowance for deferred tax assets for which it is more likely than not the assets will not be realized, the valuation of assets acquired and liabilities assumed in business combinations and income tax benefits, the recoverability of investments and the valuation of goodwill, intangible assets, other long-lived assets, certain accrued liabilities and financial instruments.

Cash and cash equivalents
Cash and cash equivalents represent cash on hand and in bank accounts and short-term investments, including term deposits, having original maturities of less than three months.

Short-term investments and loans
Short-term investments generally represent investments in promissory notes, loans and time deposits which have original maturities in excess of three months and are repayable in less than twelve months. These investments are being accounted for at amortized cost.

Long-term investments and loans
Long-term financial instruments consist primarily of long-term investments and loans and long-term debt. Since quoted market price are not readily available for all of its long-term investments and loans, the Group estimates their fair values based on the use of estimates incorporating various unobservable market inputs.

Property, plant and equipment
Property, plant and equipment, including improvements are stated at cost. Property, plant and equipment with a useful life of more than one year is capitalized at historical cost and depreciated on a straight-line basis over its expected useful life. Construction in progress and equipment held for installation is not depreciated until the constructed or installed asset is ready for its intended use. Maintenance and repair costs are expensed as incurred, while upgrades and improvements are capitalized.

Accounts receivable
Accounts receivable are stated net of allowance for doubtful accounts. Concentrations of credit risk with respect to trade receivables are limited due to a highly diversified customer base, which includes a large number of individuals, private businesses and state-financed institutions.

Provision for doubtful accounts
The Group provides an allowance for doubtful accounts based on management's periodic review for recoverability of accounts receivable, advances given, loans and other receivables. Such allowance reflects either specific cases, collection trends or estimates based on evidence of collectability. For changes in the provision for doubtful accounts receivable see Note 7.

Inventory and spare parts
Inventory is stated at the lower of cost or market value. Inventory cost is determined using the weighted average cost method. Handsets and accessories held for sale are expensed when sold. The Group periodically assesses its inventories for obsolete and slow-moving stock.

Value-added tax("VAT")
Value-added tax related to sales is payable to the tax authorities on an accrual basis based upon invoices issued to the customer. VAT incurred for purchases may be reclaimed from the state, subject to certain restrictions, against VAT related to sales.

Asset retirement obligations
The Group calculates asset retirement obligations and an associated asset retirement cost when the Group has a legal or constructive obligation in connection with the retirement of tangible long-lived assets. The Group's obligations relate primarily to the cost of removing its equipment from sites. The Group recorded the present value of asset retirement obligations as other long-term liabilities in the consolidated statement of financial position.

License costs
License costs are being amortized during the initial license period without consideration of possible future renewals, subject to periodic review for impairment, on a straight-line basis over the period of validity, which varies from three to fifteen years.

Goodwill
For acquisitions before January 1, 2009 goodwill represents an excess of the consideration paid over the fair market value of net identifiable assets acquired in purchase business combinations and is not amortized. For the acquisitions after January 1, 2009 goodwill is determined as the excess of the consideration transferred plus the fair value of any noncontrolling interest in the acquiree at the acquisition date over the fair values of the identifiable net assets acquired. Goodwill is reviewed for impairment at least annually or whenever it is determined that one or more impairment indicators exist. The Group determines whether impairment has occurred by assigning goodwill to the reporting unit identified in accordance with the authoritative guidance on intangible assets, and comparing the carrying amount of the reporting unit to the fair value of the reporting unit. If an impairment of goodwill has occurred, the Group recognizes a loss for the difference between the carrying amount and the implied fair value of goodwill.

Impairment of long-lived assets
The Group periodically evaluates the recoverability of the carrying amount of its long-lived assets. Whenever events or changes in circumstances indicate that the carrying amounts of those assets may not be recoverable, the Group compares undiscounted net cash flows estimated to be generated by those assets to the carrying amount of those assets. When the undiscounted cash flows are less than the carrying amounts of the assets, the Group records impairment losses to write the asset down to fair value, measured by the estimated discounted net future cash flows expected to be generated from the use of the assets. Impairment of property, plant and equipment and intangible assets amounted to $19.0 million, $127.9 million and $75.1 million for the years ended December 31, 2011, 2010 and 2009, respectively. An impairment loss in the amount of $119.6 million for the year ended December 31, 2010 was recognized as a result of license suspension from the Group's subsidiary in Turkmenistan (Note 4).

Subscriber prepayments
The Group requires the majority of its customers to pay in advance for telecommunications services. All amounts received in advance of services provided are recorded as a subscriber prepayment liability and are not recorded as revenues until the related services have been provided to the subscriber.

Treasury stock
Shares of common stock repurchased by the Group are recorded at cost as treasury stock and reduce the shareholders' equity in the Group's consolidated financial statements.

Revenue recognition

Revenue includes all revenues from the ordinary business activities of the Group. Revenues are recorded net of value-added tax. They are recognized in the accounting period in which they are earned in accordance with the realization principle.

        Revenues derived from wireless, local telephone, long distance, data and video services are recognized when services are provided. This is based upon either usage (minutes of traffic processed, volume of data transmitted) or period of time (monthly subscription fees).

        The content revenue is presented net of related costs when the Group acts as an agent of the content providers while the gross revenue and related costs are recorded when the Group is a primary obligor in the arrangement.

        Upfront fees received for connection of new subscribers, installation and activation of wireless, wireline and data transmission services ("connection fees") are deferred and recognized over the estimated average subscriber life, as follows:

Mobile subscribers	1 - 5 years
Residential wireline voice phone subscribers	15 years
Residential subscribers of broadband internet service	1 year
Other fixed line subscribers	3 - 5 years

        The Group calculates an average life of mobile subscribers for each region in which it operates and amortizes regional connection fees.

Customer incentives
Incentives provided to customers are usually offered on signing a new contract or as part of a promotional offering. Incentives, representing the reduction of the selling price of the service (free minutes and discounts) are recorded in the period to which they relate, when the respective revenue is recognized, as a reduction to both accounts receivable and revenue. However, if the sales incentive is a free product or service delivered at the time of sale, the cost of the free product or service is classified as an expense. In particular, the Group sells handsets at prices below cost to contract subscribers. Such subsidies are recognized in the cost of handsets and accessories when the sale is recorded.

Prepaid cards
The Group sells prepaid cards to subscribers, separately from the handset. Prepaid cards, used as a method of cash collection, are accounted for as customer advances. These cards allow subscribers to make a predetermined allotment of wireless phone calls and/or take advantage of other services offered by the Group, such as short messages and value-added services. Revenue from the sale of prepaid cards is deferred until the service is rendered to the customer uses the airtime or the card expires.

Roaming discounts
The Group enters into roaming discount agreements with a number of wireless operators. According to the terms of the agreements the Group is obliged to provide and entitled to receive a discount that is generally dependant on the volume of inter operator roaming traffic. The Group accounts for rebates received from and granted to roaming partners in accordance with the authoritative guidance on customer payments and incentives. The Group uses various estimates and assumptions, based on historical data and adjusted for known changes, to determine the amount of discount to be received or granted. Such estimates are adjusted monthly to reflect newly-available information. The Group accounts for discounts received as a reduction of roaming expenses and rebates granted as reduction of roaming revenue. The Group considers terms of the various roaming discount agreements in order to determine the appropriate presentation of the amounts receivable from and payable to its roaming partners in its consolidated statement of financial position.

Sales and marketing expenses
Sales and marketing expenses consist primarily of dealers' commissions and advertising costs. Dealers' commissions are linked to revenues received during the six-month period from the date a new subscriber is activated by a dealer. MTS expenses these costs as incurred. Advertising costs for the years ended December 31, 2011, 2010 and 2009, were $305.2 million, $319.7 million and $321.0 million, respectively.

Retirement benefit and social security costs

The Group contributes to the local state pension and social funds, on behalf of all its employees.

        In Russia all social contributions paid during the year ended December 31, 2011 are represented by payments to governmental social funds, including the Pension Fund of the Russian Federation, the Social Security Fund of the Russian Federation and the Medical Insurance Fund of the Russian Federation.

        A direct contribution to those funds replaced payments of unified social tax ("UST") with the UST being abolished effective January 1, 2010. The contributions are expensed as incurred. The amount of social contributions recognized by the Group in Russia amounted to $200.0 million, $127.6 million and $96.3 million in 2011, 2010 and 2009, respectively.

        MGTS, a subsidiary of the Group, has historically offered its employees certain benefits upon and after retirement. The cost of such benefits includes interest costs, current service costs, amortization of prior service costs, net actuarial loss. The expense is recognized during an employee's years of active service with MGTS. The recognition of expense for retirement pension plans is impacted by estimates made by management such as discount rates used to value certain liabilities, expected return on assets, future rates of compensation increase and other related assumptions. The Group accounts for pension plans in accordance with the requirements of the Financial Accounting Standards Board ("FASB") authoritative guidance on retirement benefits.

        In Ukraine, Uzbekistan, Turkmenistan and Armenia the subsidiaries of the Group are required to contribute a specified percentage of each employee payroll up to a fixed limit to the local pension fund, unemployment and social security funds. Payments to the pension fund in Ukraine amounted to $62.1 million, $70.5 million and $64.9 million for the years ended December 31, 2011, 2010 and 2009, respectively. Amounts contributed to the pension funds in Uzbekistan, Turkmenistan and Armenia were not significant.

Financial instruments and hedging activities

From time to time, to optimize the structure of business acquisitions and to defer payment of the purchase price, the Group enters into put and call option agreements to acquire the remaining noncontrolling stakes in newly acquired subsidiaries. As these put and call option agreements are not freestanding, the underlying shares of such put and call options are classified as redeemable securities and are accounted for at redemption value which is the fair value of redeemable noncontrolling interests as of the reporting date. The fair value of redeemable noncontrolling interests is measured using the discounted future cash flows techniques, subject to applicable caps. The noncontrolling interest is measured at fair value using the discounted cash flow technique utilizing significant unobservable inputs ("Level 3" significant unobservable inputs of the hierarchy established by the U.S. GAAP guidance). Changes in redemption value of redeemable noncontrolling interests are accounted for in the Group's retained earnings. Redeemable noncontrolling interests are presented as temporary equity in the consolidated statement of financial position.

        The Group uses derivative instruments, including swap, forward and option contracts to manage foreign currency and interest rate risk exposures. The Group measures derivatives at fair value and recognizes them as either other current or other non-current assets or liabilities in the consolidated statement of financial position. The Group reviews its fair value hierarchy classifications quarterly. Changes in significant observable valuation inputs identified during these reviews may trigger reclassification of fair value hierarchy levels of financial assets and liabilities. During the years ended December 31, 2011, 2010 and 2009 no reclassifications occurred. The fair value measurement of the Group's derivative instruments is based on the observable yield curves for similar instruments ("Level 2" of the hierarchy established by the U.S. GAAP guidance).

        The Group designates derivatives as either fair value hedges or cash flow hedges in case the required criteria are met. Changes in the fair value of derivatives that are designated and qualify as fair value hedges are recorded in the consolidated statement of operations together with any changes in the fair value of the hedged asset or liability that is attributed to the hedged risk.

        The effective portion of changes in the fair value of derivatives that are designated and qualify as cash flow hedges are recognized in accumulated other comprehensive income. The gain or loss relating to the ineffective portion is recognized immediately in the consolidated statement of operations. For derivatives that do not meet the conditions for hedge accounting, gains and losses from changes in the fair value are included in the consolidated statement of operations (Note 19).

        Assets and liabilities related to multiple derivative contracts with one counterparty are not offset by the Group.

        The Group does not use financial instruments for trading or speculative purposes.

Fair value of financial instruments

The fair market value of financial instruments, consisting of cash and cash equivalents, short-term investments, accounts receivable and accounts payable, which are included in current assets and liabilities, approximates the carrying value of these items due to the short term nature of these amounts. The fair value of issued notes as of December 31, 2011, is disclosed in Note 16 and is based on quoted prices in active markets.

        Based on current market interest rates available to the Group for long-term borrowings with similar terms and maturities, the Group believes the fair value of other fixed rate debt including capital lease obligations and the fair value of variable rate debt approximated its carrying value as of December 31, 2011.

        Fair value of financial and non-financial assets and liabilities is defined as an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. The three-tier hierarchy for inputs used in measuring fair value, which prioritizes the inputs used in the methodologies of measuring fair value for assets and liabilities, is as follows:

        Level 1—Quoted prices in active markets for identical assets or liabilities;

        Level 2—Observable inputs other than quoted prices in active markets for identical assets and liabilities;

        Level 3—No observable pricing inputs in the market.

        Financial assets and financial liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurements. Our assessment of the significance of a particular input to the fair value measurements requires judgment, and may affect the valuation of the assets and liabilities being measured and their placement within the fair value hierarchy.

Stock-based compensation
The Group accounts for stock-based compensation under the authoritative guidance on share based compensation. Under the provisions of this guidance companies must calculate and record the cost of equity instruments, such as stock options awarded to employees for services received, in the statements of operation. The cost of the equity instruments is to be measured based on the fair value of the instruments on the date they are granted (with certain exceptions) and recognized over the period during which the employees are required to provide services in exchange for equity instruments. Compensation cost related to phantom stock options granted to our employees recognized in the Group's consolidated statement of operations as of December 31, 2011, 2010 and 2009 amounted to $16.0 million, $7.8 million, $(0.3) million, respectively